Nature of the Business and Basis of Presentation - Proposed Merger and Subscription Agreement (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Subscription Agreements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares agreed to sell	30,000,000
Purchase price of share	$ 10.00
Aggregate purchase price	$ 300.0